CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 7,277	$ 5,569
Restricted cash	739	790
Trade receivables	974	2,591
Prepaid expenses and other receivables	2,909	2,801
Inventory	3,804	4,389
Total current assets	15,703	16,140
NON-CURRENT ASSETS:
Restricted cash	143	147
Fixed assets	147	193
Right-of-use assets	469	989
Intangible assets	5,562	5,578
Total non-current assets	6,321	6,907
TOTAL ASSETS	22,024	23,047
CURRENT LIABILITIES:
Account payable	1,912	3,278
Lease liabilities	368	718
Accrued expenses and other current liabilities	3,961	4,592
Allowance for deductions from revenue	12,451	10,654
Derivative financial instruments	2,541	741
Total current liabilities	21,233	19,983
NON-CURRENT LIABILITIES:
Lease liabilities	190	455
Royalty obligation	540	540
Total non-current liabilities	730	995
TOTAL LIABILITIES	21,963	20,978
EQUITY:
Ordinary shares	34,785	21,441
Additional paid-in capital	375,333	388,363
Accumulated deficit	(410,057)	(407,735)
TOTAL EQUITY	61	2,069
TOTAL LIABILITIES AND EQUITY	$ 22,024	$ 23,047